Other operating expense (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Detailed Information on Other Operating Expense

	December 31, 2022	December 31, 2021
Net impairment loss on trade receivables	$73	$54
Impairment loss allowance	—	—
Restructuring and related costs	5,317	156
Acquisition related costs	2,857	2,115
	$8,247	$2,325